REAL ESTATE INVESTMENTS, NET - Acquisition Fees (Q2) (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Real Estate [Line Items]
Acquisition Related Costs	$ 930,000
3M
Real Estate [Line Items]
Acquisition Related Costs	456,000
Cummins
Real Estate [Line Items]
Acquisition Related Costs	465,000
Northrop Grumman Parcel
Real Estate [Line Items]
Acquisition Related Costs	$ 9,000